Earnings per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net income	$ 24,672,899	$ 21,472,519
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic	24,672,899	21,472,519
Interest expense associated with the Convertible Note	0	1,424,011
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted	$ 24,672,899	$ 22,896,530
Denominator:
Number of shares outstanding, basic	147,035,708	154,136,492
Convertible Note	0	25,253,670
Stock options	202,442	704,542
Number of shares outstanding-diluted	147,238,151	180,094,704
Basic earnings per share	$ 0.17	$ 0.14
Diluted earnings per share	$ 0.17	$ 0.13
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,825,428	3,913,982